Employee Benefit Plans (Details 2) (Non Vested Restricted Stock [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non Vested Restricted Stock [Member]
Schedule of changes in the stock for the MRP and RSP
Options Outstanding, Beginning Balance	81,000	2,755	5,515
Granted	27,777	90,000
Vested	(14,553)	(11,630)	(2,760)
Forfeited		(125)
Options Outstanding, Ending Balance	94,224	81,000	2,755